SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Current income tax provision	$ 313,758	$ 663,224
Deferred income tax provision	313,963
Income tax provision	627,721	663,224
Total income tax provision	627,721	663,224
One Eighty Holdings Ltd [Member]
Current income tax provision	312,514	66,965	$ 539,033	$ 1,157
Deferred income tax provision	1,589	(4,154)	19,626	(65,455)
Income tax provision	314,103	62,811	558,659	(64,298)
Total income tax provision	314,103	62,811	558,659	(64,298)
CAYMAN ISLANDS
Current income tax provision
Deferred income tax provision
CAYMAN ISLANDS | One Eighty Holdings Ltd [Member]
Current income tax provision
Deferred income tax provision
MALAYSIA
Current income tax provision	313,758	663,224
Deferred income tax provision	313,963
MALAYSIA | One Eighty Holdings Ltd [Member]
Current income tax provision	312,514	66,965	539,033	1,157
Deferred income tax provision	$ 1,589	$ (4,154)	$ 19,626	$ (65,455)